Disclosure on individual items of the consolidated financial statements (Details) - Schedule of finance income and finance costs recognized in profit or loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Finance Income And Finance Costs Recognized In Profit Or Loss Abstract
Finance income from remeasurement of warrant liabilities	€ 10,329
Foreign currency gains	9,928
Income from other interest and similar income	259	47
Finance income	20,515	47
Interest expense from bank loans	(17)	(296)	(1,621)
Foreign exchange losses		(264)
Interest expense from related party loans	(2)	(1,995)	(261)
Interest expense from leasing	(122)	(89)	(78)
Interest expense from guarantee commissions	(246)	(177)	(37)
Other interest expense	(40)	(13)	(137)
Finance expenses	(427)	(2,835)	(2,135)
Share listing expense		(65,796)
Net finance result	€ 20,089	€ (68,583)	€ (2,135)